G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet
Amount recognized in the Consolidated balance sheet

	Sweden	US	UK	Other	Total
2024

Defined benefit obligation (DBO)	49,423	5,340	10,473	21,362	86,598
Fair value of plan assets	31,191	5,153	11,195	16,820	64,359
Deficit/surplus (+/–)	18,232	187	–722	4,542	22,239

Plans with net surplus, excluding asset ceiling 1)	–	330	727	1,152	2,209
Provision for post-employment benefits 2)	18,232	517	5	5,694	24,448

2023

Defined benefit obligation (DBO)	50,043	5,073	10,595	19,824	85,535
Fair value of plan assets	29,627	4,815	12,410	15,741	62,593
Deficit/surplus (+/–)	20,416	258	–1,815	4,083	22,942

Plans with net surplus, excluding asset ceiling 1)	–	255	1,889	1,143	3,287
Provision for post-employment benefits 2)	20,416	513	74	5,226	26,229

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling decreased during the year to SEK 635 (755) million.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans
Total pension cost recognized in the Consolidated income statement
The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

	Sweden	US	UK	Other	Total
2024

Pension cost for defined contribution plans	1,306	500	178	1,626	3,610
Pension cost for defined benefit plans 1)	1,624	79	–56	1,248	2,895
Total	2,930	579	122	2,874	6,505

Total pension cost expressed as a percentage of wages and salaries					8.3%

2023

Pension cost for defined contribution plans	1,223	522	148	1,571	3,464
Pension cost for defined benefit plans 1)	2,013	67	–67	1,166	3,179
Total	3,236	589	81	2,737	6,643

Total pension cost expressed as a percentage of wages and salaries					7.8%

2022

Pension cost for defined contribution plans	1,192	542	128	1,209	3,071
Pension cost for defined benefit plans 1)	2,144	160	–22	1,204	3,486
Total	3,336	702	106	2,413	6,557

Total pension cost expressed as a percentage of wages and salaries					8.9%

1)
For the UK plans, negative cost was due to interest income of SEK 624 million (SEK 626 million in 2023 and SEK 355 million in 2022) exceeding interest cost of SEK 532 million (SEK 514 million in 2023 and SEK 312 million in 2022) during the year.

Summary of Change in the Net Defined Benefit Obligation
Change in the net defined benefit obligation

	2024				2023

	Present value of obligation	1)	Fair value of plan assets	Total	Present value of obligation	1)	Fair value of plan assets	Total
Opening balance	85,535		–62,593	22,942	83,691		–60,480	23,211

Included in the income statement 2)

Current service cost	2,210		–	2,210	2,291		–	2,291
Past service cost and gains and losses on settlements	–82		–	–82	179		–	179
Interest cost/income (+/–)	2,953		–2,377	576	2,839		–2,371	468
Taxes and administrative expenses	–		64	64	–		78	78
Other	41		22	63	108		–7	101

	5,122		–2,291	2,831	5,417		–2,300	3,117

Remeasurements

Return on plan assets excluding amounts in interest expense/income	–		1,583	1,583	–		–663	–663
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	–229		–	–229	267		–	267
Actuarial gains/losses (–/+) arising from changes in financial assumptions	–4,958		–	–4,958	–943		–	–943
Experience-based gains/losses (–/+)	2,825		–	2,825	347		–	347

	–2,362		1,583	–779	–329		–663	–992

Other changes

Translation difference	1,781		–1,760	21	–179		110	–69
Contributions and payments from:
Employers 3)	–2,097		–682	–2,779	–1,737		–594	–2,331
Plan participants	362		–357	5	350		–342	8
Payments from plans:
Benefit payments	–1,825		1,825	–	–1,294		1,292	–2
Settlements	–		–	–	–488		488	–
Other	82		–84	–2	104		–104	–

Closing balance	86,598		–64,359	22,239	85,535		–62,593	22,942

1)	The weighted average duration of DBO is 16.8 (16.8) years.
2)	Excludes the impact of the asset ceiling of SEK 65 (62) million in 2024.
3)	The expected contribution to the plans during 2025 is SEK 2.8 billion.

Summary of Present Value of the Defined Benefit Obligation
Present value of the defined benefit obligation

	Sweden	US	UK	Other	Total
2024

DBO, closing balance	49,423	5,340	10,473	21,362	86,598
of which partially or fully funded	49,423	4,823	10,473	18,064	82,783
of which unfunded	–	517	–	3,298	3,815

2023

DBO, closing balance	50,043	5,073	10,595	19,824	85,535
of which partially or fully funded	50,043	4,560	10,595	16,702	81,900
of which unfunded	–	513	–	3,122	3,635

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	of which unquoted	2)

2024
Cash and cash equivalents	231	206	1,025	572	2,034	15%
Equity securities	8,557	431	914	1,920	11,822	24%
Debt securities	14,559	4,052	118	9,717	28,446	26%
Real estate	5,760	–	–	516	6,276	100%
Investment funds	2,139	792	308	2,120	5,359	68%
Assets held by insurance company	–	–	8,002	1,909	9,911	100%
Other	–55	–328	828	66	511	1%
Total	31,191	5,153	11,195	16,820	64,359
of which real estate occupied by the Company	–	–	–	–	–
of which securities issued by the Company	–	–	–	–	–

2023
Cash and cash equivalents	271	181	681	133	1,266	22%
Equity securities	7,311	361	769	1,873	10,314	27%
Debt securities	14,335	3,591	5,681	9,285	32,892	21%
Real estate	5,461	–	–	544	6,005	100%
Investment funds	2,016	834	2,346	1,829	7,025	69%
Assets held by insurance company	–	–	2,437	1,679	4,116	100%
Other	233	–152	496	398	975	38%
Total	29,627	4,815	12,410	15,741	62,593
of which real estate occupied by the Company	–	–	–	–	–
of which securities issued by the Company	–	–	–	–	–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.

Summary of Financial and Demographic Actuarial Assumptions
Actuarial assumptions

	2024			2023
	Sweden	US	UK	Sweden	US	UK

Financial assumptions
Discount rate	2.4%	5.6%	5.6%	2.1%	5.0%	4.8%
Inflation rate	2.0%	2.5%	3.1%	2.0%	2.5%	3.0%
Salary increase rate	2.5%	4.0%	–	2.5%	4.0%	–

Demographic assumptions
Life expectancy after age 65 in years	23	22	23	23	23	23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits

Total remeasurements in Other comprehensive income related to post-employment benefits
	2024	2023

Actuarial gains and losses (+/–)	340	538
The effect of asset ceiling	99	–87
Swedish special payroll taxes	438	454
Total	877	905

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions, SEK billion

Impact on the DBO of a change in assumptions	Sweden	US	UK

Financial assumptions
Discount rate –0.5%	5.3	0.2	0.7
Discount rate +0.5%	–4.7	–0.2	–0.6
Inflation rate –0.5%	–4.7	0.0	–0.5
Inflation rate +0.5%	5.3	0.0	0.5
Salary increase rate –0.5%	–1.4	0.0	–
Salary increase rate +0.5%	1.5	0.0	–

Demographic assumptions
Longevity – 1 year	–2.3	0.0	–0.2
Longevity + 1 year	2.3	0.1	0.2